Pensions and post-retirement benefits - Analysis of scheme assets (Details) - Fair value of plan assets - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 25,360	£ 35,467
% of total fair value of scheme assets %	10000.00%	10000.00%
Equities
Disclosure of fair value of plan assets [line items]
Equities	£ 113	£ 294
% of total fair value of scheme assets %	50.00%	80.00%
Private equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,734	£ 3,113
% of total fair value of scheme assets %	1080.00%	880.00%
Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,353	£ 2,545
% of total fair value of scheme assets %	530.00%	720.00%
Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,847	£ 15,375
% of total fair value of scheme assets %	3890.00%	4350.00%
Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,435	£ 8,949
% of total fair value of scheme assets %	2930.00%	2520.00%
Property
Disclosure of fair value of plan assets [line items]
Property	£ 1,323	£ 1,504
% of total fair value of scheme assets %	520.00%	420.00%
Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,583	£ 1,815
% of total fair value of scheme assets %	620.00%	510.00%
Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,373	£ 1,365
% of total fair value of scheme assets %	540.00%	380.00%
Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,857)	£ 11
% of total fair value of scheme assets %	(730.00%)	0.00%
Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (123)	£ 0
% of total fair value of scheme assets %	(50.00%)	0.00%
Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,510	£ 410
% of total fair value of scheme assets %	600.00%	120.00%
Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 11	£ 9
% of total fair value of scheme assets %	0.00%	0.00%
Other
Disclosure of fair value of plan assets [line items]
Other	£ 58	£ 77
% of total fair value of scheme assets %	20.00%	20.00%
Quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 16,236	£ 23,683
Quoted | Increase (decrease) due to reclassification
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)		1,200
Quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	113	294
Quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	1,353	2,384
Quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	9,847	15,375
Quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	5,884	7,451
Quoted | Property
Disclosure of fair value of plan assets [line items]
Property	13	14
Quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	793	0
Quoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	11	0
Quoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	(20)	1
Quoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,776)	(1,865)
Quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	11	9
Quoted | Other
Disclosure of fair value of plan assets [line items]
Other	7	20
Non-quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	9,124	11,784
Non-quoted | Increase (decrease) due to reclassification
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)		(1,200)
Non-quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Non-quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	2,734	3,113
Non-quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	0	161
Non-quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Non-quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	1,551	1,498
Non-quoted | Property
Disclosure of fair value of plan assets [line items]
Property	1,310	1,490
Non-quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	790	1,815
Non-quoted | Hedge funds
Disclosure of fair value of plan assets [line items]
Hedge funds	1,362	1,365
Non-quoted | Derivatives
Disclosure of fair value of plan assets [line items]
Derivatives	(1,837)	10
Non-quoted | Longevity reinsurance contracts
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(123)	0
Non-quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
Non-quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Non-quoted | Other
Disclosure of fair value of plan assets [line items]
Other	51	57
Of which relates to UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 24,680	£ 34,678
% of total fair value of scheme assets %	10000.00%	10000.00%
Of which relates to UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 167
% of total fair value of scheme assets %	0.00%	50.00%
Of which relates to UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,734	£ 3,113
% of total fair value of scheme assets %	1110.00%	900.00%
Of which relates to UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,098	£ 2,241
% of total fair value of scheme assets %	440.00%	650.00%
Of which relates to UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,829	£ 15,352
% of total fair value of scheme assets %	3990.00%	4440.00%
Of which relates to UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,241	£ 8,712
% of total fair value of scheme assets %	2930.00%	2510.00%
Of which relates to UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,310	£ 1,490
% of total fair value of scheme assets %	530.00%	430.00%
Of which relates to UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,583	£ 1,815
% of total fair value of scheme assets %	640.00%	520.00%
Of which relates to UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,362	£ 1,365
% of total fair value of scheme assets %	550.00%	390.00%
Of which relates to UKRF | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,857)	£ 11
% of total fair value of scheme assets %	(750.00%)	0.00%
Of which relates to UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (123)	£ 0
% of total fair value of scheme assets %	(50.00%)	0.00%
Of which relates to UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,497	£ 397
% of total fair value of scheme assets %	610.00%	110.00%
Of which relates to UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 6	£ 15
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Cash | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 521	£ 488
Of which relates to UKRF | Receivables (Payables) | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	80	93
Of which relates to UKRF | Pooled Cash Funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
Of which relates to UKRF | Repos | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(2,390)	(2,459)
Of which relates to UKRF | Quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	15,601	22,936
Of which relates to UKRF | Quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	167
Of which relates to UKRF | Quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,098	2,080
Of which relates to UKRF | Quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	9,829	15,352
Of which relates to UKRF | Quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,690	7,214
Of which relates to UKRF | Quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
Of which relates to UKRF | Quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	793	0
Of which relates to UKRF | Quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
Of which relates to UKRF | Quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(20)	1
Of which relates to UKRF | Quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Of which relates to UKRF | Quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,789)	(1,878)
Of which relates to UKRF | Quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
Of which relates to UKRF | Non-quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	9,079	11,742
Of which relates to UKRF | Non-quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Non-quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,734	3,113
Of which relates to UKRF | Non-quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	161
Of which relates to UKRF | Non-quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Non-quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,551	1,498
Of which relates to UKRF | Non-quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,310	1,490
Of which relates to UKRF | Non-quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	790	1,815
Of which relates to UKRF | Non-quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,362	1,365
Of which relates to UKRF | Non-quoted | Derivatives | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,837)	10
Of which relates to UKRF | Non-quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(123)	0
Of which relates to UKRF | Non-quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,286	2,275
Of which relates to UKRF | Non-quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Non-quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 6	£ 15